Subsequent Events (Details) (USD $)	12 Months Ended			0 Months Ended	3 Months Ended	0 Months Ended	2 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 14, 2015	Apr. 03, 2015	Jan. 08, 2015	Feb. 27, 2015	Apr. 02, 2015	Jan. 30, 2015	Mar. 30, 2015	Jul. 31, 2014	Oct. 31, 2014	Dec. 22, 2014	Jun. 26, 2014	Aug. 01, 2013	Dec. 29, 2014	Jan. 01, 2015	Apr. 01, 2015	Mar. 13, 2015	Mar. 06, 2015	Mar. 19, 2015
Subsequent Events [Line Items]
Proceeds from issuance of common stock	$ 0	$ 150,905,000	$ 0
Payments to acquire property plant and equipment	518,447,000	127,814,000	91,000
BNP $32,480 Facility
Subsequent Events [Line Items]
Loan amount											32,500,000
DVB $24,750 Facility
Subsequent Events [Line Items]
Loan amount												24,750,000
Sinosure Facility
Subsequent Events [Line Items]
Loan amount													156,453,000
CEXIM $57,360 Facility
Subsequent Events [Line Items]
Loan amount														57,360,000
ABN $87,458 Facility
Subsequent Events [Line Items]
Loan amount															34,458,000
DNB $120,000 Facility
Subsequent Events [Line Items]
Loan amount																120,000,000
Equity Offering
Subsequent Events [Line Items]
Issuance of common stock, shares				49,000,418
Public offering price				$ 5
Proceeds from issuance of common stock				242,211,000
Excel Vessel Deliveries
Subsequent Events [Line Items]
Payments to acquire property plant and equipment					30,286,000
Shares to acquire vessels					3,264,726
Sale of Vessels
Subsequent Events [Line Items]
Loan repayments					18,181,000
Outsourcing of Certain Procurement Services
Subsequent Events [Line Items]
Procurement services daily fee																	295
Delivery of newbuilding vessels | Indomitable
Subsequent Events [Line Items]
Aggregate acquisition price						34,942,000
Debt Instrument Amount Drawn Down						32,480,000
Delivery of newbuilding vessels | Honey Badger
Subsequent Events [Line Items]
Payments to acquire property plant and equipment							19,422,000
Delivery of newbuilding vessels | Wolverine
Subsequent Events [Line Items]
Delivery Date							Feb. 27, 2015
Payments to acquire property plant and equipment							19,422,000
Delivery of newbuilding vessels | Gargantua
Subsequent Events [Line Items]
Debt Instrument Amount Drawn Down																		32,400,000
Payments to acquire property plant and equipment								37,682,000
Delivery of newbuilding vessels | Honey Badger And Wolverine
Subsequent Events [Line Items]
Debt Instrument Amount Drawn Down																			38,162,000
Release of Heron shares
Subsequent Events [Line Items]
Shares to acquire vessels									2,115,706
DVB committed term-sheet
Subsequent Events [Line Items]
Loan amount																				31,000,000
BNP committed term-sheet
Subsequent Events [Line Items]
Loan amount																			39,500,000
DNB - SEB - CEXIM committed term-sheet
Subsequent Events [Line Items]
Loan amount																					$ 227,500,000
Restructuring Agreement - Commerzbank $120,000 and $26,000 Facilities
Subsequent Events [Line Items]
Restructuring agreement description										Under the supplemental agreement, the Company agreed to (i) prepay Commerzbank AG $3,000 ,(ii) amend some of the financial covenants and iii) change the repayment date for the Commerzbank $26,000 Facility from September 7, 2016 to July 31, 2015.